UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2001

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Kilkenny Capital Management, LLC
Address:	One Financial Place, Suite 1021
		Chicago, IL  60605

Form 13F File Number:	28-06279

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Christopher Wood
Title:	Director of Operations
Phone:	(312) 663-3395

Signature, Place and Date of Signing:

___________________		Chicago, IL		November 14, 2001
Christopher Wood

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			0

Form 13F Information Table Entry Total:		30

Form 13F Information Table Value Total:		75,431 (X1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
<Page


NAME OF ISSUER			TITLE OF		CUSIP			VALUE		SHARES    SH/	INV.	OTHER	VOTING AUTH
					CLASS						X1000			   PRN	DISC	MGR	SOLE SHR NONE

ALEXION PHARMACEUTICALS INC     COM             15351109          3772       221600      SH      SOLE      221600
AMYLIN PHARMACEUTICALS INC      COM             32346108           442        80000      SH      SOLE       80000
ARADIGM CORP                    COM             38505103          1172       350800      SH      SOLE      350800
BIO TECHNOLOGY GEN CORP         COM             90578105          6079       812700      SH      SOLE      812700
BIOCRYST PHARMACEUTICALS        COM            09058V103            97        26900      SH      SOLE       26900
BOSTON SCIENTIFIC CORP          COM            101137107          3075       150000      SH      SOLE      150000
CV THERAPEUTICS INC             COM            126667104           509        13100      SH      SOLE       13100
CELL GENESYS INC                COM            150921104          2293       143300      SH      SOLE      143300
CONNETICS CORP                  COM            208192104           135       206600      SH      SOLE      206600
COR THERAPEUTICS INC            COM            217753102          2867       126700      SH      SOLE      126700
CORVAS INTL INC                 COM            221005101           335        58200      SH      SOLE       58200
CURIS INC                       COM            231269101          1987       567730      SH      SOLE      567730
DURAMED PHARMACEUTICALS INC     COM            266354109          4491       221900      SH      SOLE      221900
EMISPHERE TECHNOLOGIES INC      COM            291345106           311        16300      SH      SOLE       16300
ICN PHARMACEUTICALS INC NEW     COM            448924100          6524       247600      SH      SOLE      247600
ILEX ONCOLOGY INC               COM            451923106          8217       312900      SH      SOLE      312900
INTERNEURON PHARMACEUTICALS     COM            460573108           654       131400      SH      SOLE      131400
JOHNSON & JOHNSON               COM            478160104          1318        23784      SH      SOLE       23784
LIFECELL CORP                   COM            531927101           111        63500      SH      SOLE       63500
MATRIX PHARMACEUTICAL INC       COM            576844104           272       469000      SH      SOLE      469000
NAPRO BIOTHERAPUTICS INC        COM            630795102          3664       463800      SH      SOLE      463800
NAPRO  BIOTHERAPUTICS INC       COM             93104110                     226500      SH
NORTHFIELD LABS INC             COM            666135108          2108       162000      SH      SOLE      162000
ORTEC INTL INC                  COM            68749B108           100        16500      SH      SOLE       16500
ORTEC INTL INC                  COM             93807730                     274000      SH
PFIZER INC                      COM            717081103          5582       139200      SH      SOLE      139200
SANGSTAT MED CORP               COM            801003104         10806       586300      SH      SOLE      586300
TRIANGLE PHARMACEUTICALS INC    COM            89589H104          2454       766900      SH      SOLE      766900
TRIANGLE PHARMACEUTICALS INC    COM             93036660                      47500      SH
UNITED THERAPEUTICS CORP DEL    COM            91307C102          6056       482200      SH      SOLE      482200



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